Subsequent events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent events

27. Subsequent events

1)	Share issuance

On April 10, 2026, the Company issued 1,675,000 shares (558,333 shares after the reverse share split) at a purchase price of US$0.80 per share pursuant to the Share Purchase Agreement entered into on January 17, 2025.

2)	Business combination – Acquisition of De Tomaso

On February 26, 2025, the Company entered into a share purchase agreement (the “Agreement”) with De Tomaso Automobili Holdings Limited, a Cayman Islands exempted company (“DT”), and certain of DT’s shareholders named therein, including De Tomaso Automobili Holdings Limited, a Marshall Islands company, and Ideal Team Ventures Limited, a British Virgin Islands company, pursuant to which the Company agreed to purchase from the DT shareholders, and the DT shareholders agreed to sell to the Company, the entire issued share capital of DT, for the Consideration (as defined below), such that upon the closing, DT shall become a direct wholly-owned subsidiary of the Company, and the DT shareholders shall become shareholders of the Company (the “Acquisition”).

Pursuant to the terms of the Agreement, the aggregate consideration to be paid by the Company at the closing of the Acquisition to the DT shareholders is US$1,030,000,000 (the “Consideration”), which will be paid in 1,000,000,000 newly issued ordinary shares of the Company (the “Consideration Shares”) at a deemed issue price of US$1.03 per share. In addition, subject to DT and its subsidiaries (the “DT Group”) having achieved the FY2025 Performance Target (as defined below) and the FY2026 Performance Target (as defined below), the Company shall issue additional ordinary shares to the DT shareholders equal to 5% of the number of Consideration Shares (the “Earnout Shares”) for each fiscal year. The total number of Earnout Shares that may be issued in both FY2025 and FY2026 shall not exceed 10% of the number of the Consideration Shares. In the event that the FY2025 Performance Target is not satisfied by the end of 2025 but the FY2025 Performance Target and the FY2026 Performance Target have been satisfied by the end of FY2026, all of the Earnout Shares in respect of both fiscal years (to the extent not yet issued) shall be issued to the DT shareholders. The “FY2025 Performance Target” stipulates that 36 units of DT vehicles be delivered to and accepted by its customers in the year was not met as at December 31, 2025. The “FY2026 Performance Target” requires 74 units of DT vehicles to be delivered to and accepted by its customers in the year.

On April 21, 2026, the Company received an approval letter from The Nasdaq Stock Market LLC (the “Nasdaq Letter”) in connection with the anticipated closing of the above-mentioned business acquisition of De Tomaso Automobili Holdings Limited (the “Business Combination”) and the listing of the combined company on The Nasdaq Capital Market, subject to the satisfaction of the conditions set forth therein. The Business Combination was consummated on April 24, 2026.

In connection with the closing of the Business Combination, the combined company commenced trading on The Nasdaq Capital Market on April 24, 2026 under the ticker symbol “OIO.”

3)	Reverse share split

In connection with the Acquisition, the Company effected a 1-for-3 reverse share split (the “Reverse Share Split”) on April 24, 2026, immediately prior to the closing of the Business Combination, such that each three issued and outstanding ordinary shares of the Company was combined into one ordinary share.

The Reverse Share Split formed an integral part of the Company’s transaction and listing structuring and was intended to position the combined company to meet Nasdaq’s initial listing requirements at the time of effectiveness, including the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2).